Advance of Subscription Payment	12 Months Ended
Dec. 31, 2025
Advance of Subscription Payment [Abstract]
ADVANCE OF SUBSCRIPTION PAYMENT

NOTE 19 – ADVANCE OF SUBSCRIPTION PAYMENT

On December 31, 2024, the shareholders of Sunrise Guizhou entered into a capital increase agreement with Jieshou Xinyang Equity Investment Fund Partnership Enterprise (Limited Partnership) (“Xinyang Partnership”), pursuant to which, Xinyang Partnership agreed to subscribe for 10% of the shares of Sunrise Guizhou for a total consideration of RMB200,000,000. The payment is to be made in installments, contingent upon the fulfillment of certain conditions precedent for the capital increase, as determined by Xinyang Partnership. On January 17, 2025, Sunrise Guizhou received the first installment of the subscription proceeds of RMB50,000,000, or $6,956,522. On October 16, 2025, Sunrise Guizhou received the second installment of the subscription proceeds of RMB 20,000,000, or $2,782,609. On February 5, 2026, Sunrise Guizhou received the third installment of the subscription proceeds of RMB 40,000,000. The issuance cost directly associated with equity transaction was 3% of the subscription proceeds. As of December 31, 2025 and the date of this consolidated financial statement, the conditions precedent has not been met and therefore the advanced capital contributions, net of issuance cost, are classified as liabilities.